Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings

As of December 31, 2024 and June 30, 2025, the bank borrowings were for working capital and capital expenditure purposes. Short-term borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2024	As of June, 30
			USD	USD	USD
Short-term borrowings:
China Construction Bank(1) (4)	3.45%	March, 2026	3,467,418	-	3,467,418
Beijing Bank (1)	4.50%	September, 2025	2,739,990	2,739,990	2,791,893
Agricultura Bank of China (1)	3.60%	May, 2026	2,512,703	-	2,512,703
Agricultura Bank of China (1)	3.60%	May, 2026	1,954,325	-	1,954,325
Agricultura Bank of China (1)	3.35%	August, 2025	1,369,994	1,369,994	1,395,946
Bank of Ningbo (6)	4.30%	August, 2025	1,369,994	1,369,994	1,395,946
Bank of Ningbo (6)	4.30%	August, 2025	1,369,994	1,369,994	1,395,946
Shanghai Rural Commercial Bank	3.50%	October, 2025	1,369,994	1,369,994	1,395,946
Shengjing Bank (1)(5)	4.00%	June, 2025	1,369,994	1,369,994	1,395,946
China Zheshang Bank (1)	4.50%	September, 2025	1,369,994	1,369,994	1,395,946
Bank of Jiangsu (1) (6)	4.00%	September, 2025	1,369,994	1,369,994	1,395,946
Shanghai Bank (3)	4.00%	November, 2025	1,395,946	-	1,395,946
China Bohai Bank (1)	4.90%	February, 2026	1,395,946	-	1,395,946
Shanghai Bank (3)	4.00%	November, 2025	1,395,946	-	1,395,946
Bank of Nanjing (6)	5.00%	December, 2025	1,387,538	-	1,387,538
Bank of Wenzhou	5.50%	April, 2026	1,354,068	-	1,354,068
Agricultura Bank of China (1)	3.10%	September, 2025	1,116,757	-	1,116,757
Bank of Jiangsu (1) (6)	4.00%	July, 2025	684,998	684,998	697,974
Bank of Jiangsu (6)	3.85%	July, 2025	697,973	-	697,973
China Construction Bank (1) (4)	3.65%	March, 2025	3,424,987	3,424,987	-
Agricultura Bank of China (1)	3.35%	June, 2025	2,465,991	2,465,991	-
Agricultura Bank of China (1)	3.35%	May, 2025	1,917,992	1,917,992	-
Shanghai Bank (2)	4.00%	February, 2025	1,643,993	1,643,993	-
Shanghai Bank (3)	4.00%	May, 2025	1,369,994	1,369,994	-
Shanghai Bank (3)	4.00%	May, 2025	1,369,994	1,369,994	-
Bank of Nanjing	5.00%	June, 2025	1,369,994	1,369,994	-
China Bohai Bank	4.90%	February, 2025	1,369,994	1,369,994	-
China Bohai Bank	4.90%	February, 2025	1,369,994	1,369,994	-
Bank of Wenzhou	5.55%	April, 2025	1,369,994	1,369,994	-
Shanghai Bank (2)	4.00%	February, 2025	1,095,996	1,095,996	-
Agricultura Bank of China (1)	3.35%	April, 2025	1,095,996	1,095,996	-
Total				32,879,865	29,940,109

(1)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.
(2)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I, and guaranteed by Zhizhen Zhilian Artificial Intelligence Technology (Shanghai) Co., Ltd., the subsidiary of the Group, and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs.

(3)	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.

(4)	The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank. As at December 31, 2024, the Group met the required leverage threshold under Chinese Accounting Standards. In May 2025, the Huangpu District People’s Court of Shanghai accepted a financial contract dispute filed by China Construction Bank Corporation Shanghai Branch against Shanghai Xiao-i, seeking repayment of loan principal and penalty interest totaling RMB25,036,162.25 ($3,494,913). The court has issued a final judgment ordering the defendant to pay the claimed amount. See Note 14 for details.

(5)	As of June 30, 2025, the borrowing was overdue. The Group is actively engaging with the bank to discuss repayment arrangements and related solutions.

(6)	These borrowings are subject to litigation. See Note 14 for details.